9. LOANS PAYABLE: Schedule of Convertible Debt itemization (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Convertible Debt itemization

Convertible debt	Carrying amount	Estimated shares issuable
GG Mars Capital, Inc. revolving line of credit	$ 526,140	149,733
Star Financial Corporation revolving line of credit	850,182	241,951
Jennings Family Investments, Inc. revolving line of credit	4,105,476	1,168,368
LoneStella, LLC revolving line of credit	2,347	668
Nancy Cowden revolving line of credit	97,997	27,889
GG Mars Capital, Inc. debenture	248,636	70,759
Othership note	100,000	34,722
Total	$ 5,930,778	1,694,090